CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,832,115	$ 2,249,907
Accounts receivable, net	2,032,738	1,160,251
Prepaid and other current assets	74,977	331,483
Supplies	651,874	687,845
Total current assets	4,591,704	4,429,486
Property and equipment, net	191,810	234,975
Deposits	28,013	28,013
Loan acquisition costs	226,576
Goodwill	1,517,017	1,517,017
Total assets	6,555,120	6,209,491
Current liabilities:
Accounts payable and accrued expenses	2,757,670	2,538,828
Accrued compensation and benefits	1,031,748	772,532
Deferred revenue	381,767	255,802
Current portion of capital lease obligations	49,881	41,776
Total current liabilities	4,221,066	3,608,938
Long-term liabilities:
Convertible notes payable, net of discount of $364,250 at December 31, 2011	1,485,750
Derivative warrant liability	126,000
Derivative additional investment rights liability	235,000
Capital lease obligations less current portion	80,735	79,524
Total long-term liabilities	1,927,485	79,524
Stockholders' equity:
Common stock, par value at $0.001, 33,333,333 shares authorized, 19,449,783 shares issued and outstanding at December 31, 2011 and 19,336,651 shares issued and outstanding at December 31, 2010	19,451	19,338
Additional paid-in capital	20,894,653	20,417,584
Accumulated deficit	(20,507,535)	(17,915,893)
Total stockholders' equity	406,569	2,521,029
Total liabilities and stockholders' equity	$ 6,555,120	$ 6,209,491